Operating Leases (Details) - Schedule of Consolidated Balance Sheet Information Related to Leases - Previously Reported [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of supplemental balance sheet information related to leases [Abstract]
Operating lease right-of-use assets	$ 11,688	$ 14,937
Lease liabilities, current portion	3,726	3,628
Lease liabilities, long-term	9,013	12,739
Total operating lease liabilities	$ 12,739	$ 16,367
Weighted-average remaining lease term (months)	73 months	77 months
Weighted average discount rate	3.90%	4.00%